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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:

    /s/ Willis P. Dobbs           Atlanta, GA USA                May 7, 2003

                                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    [If there are no entries in this list, omit this section.]


Form 13F File Number                      Name
28-
[Repeat as necessary.]

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
City Capital, Inc.
FORM 13F
March 31, 2003

                                                                                               Voting Authority
                                                                                               ----------------
                                 Title of              Value      Shares/ Sh/   Put/  Invstmt  Other
Name of Issuer                   class      CUSIP      (x$1000)   Pm Amt  Pm    Call  Dscretn  Managers    Sole     Shared   None
------------------------------   --------------------- --------   ------  ---   ----  -------  --------    ----     ------   ----
3M COMPANY                       COM         604059105      208     1600  SH             Sole               1600
ALLEGIANCE TELECOM INC           COM         01747T102        4    13940  SH             Sole              13940
ALTRIA GROUP INC                 COM         02209S103     2156    74623  SH             Sole              74623
AMGEN INC                        COM         031162100      263     4562  SH             Sole               4562
BANK ONE CORP COM                COM         06423a103      320     9237  SH             Sole               9237
BERKSHIRE HATHAWAY CL B          COM         084670207     3372     1634  SH             Sole               1634
BRINKER INTL INC                 COM         109641100      234    10110  SH             Sole              10110
CHARLES SCHWAB CORP NEW          COM         808513105      288    39820  SH             Sole              39820
CHOICEPOINT INC                  COM         170388102     2539    78045  SH             Sole              78045
CHUBB CORP                       COM         171232101      314     7080  SH             Sole               7080
CINTAS                           COM         172908105     2695    86117  SH             Sole              86117
CITIGROUP INC.                   COM         172967101      234     6778  SH             Sole               6778
COCA COLA CO                     COM         191216100     4521   115380  SH             Sole             115380
COLGATE-PALMOLIVE COMPANY        COM         194162103      242     4450  SH             Sole               4450
COLONIAL BANCGROUP INC           COM         195493309      180    16000  SH             Sole              16000
CONOCO PHILLIPS                  COM         20825C104     1010    20840  SH             Sole              20840
CONVERGYS CORP                   COM         212485106      221    23580  SH             Sole              23580
DELL COMPUTER CORP               COM         247025109     3076   119570  SH             Sole             119570
DUKE ENERGY CORPORATION          COM         264399106     2302   170335  SH             Sole             170335
EXXON MOBIL CORP                 COM         30231G102     2416    70785  SH             Sole              70785
FAIR ISAAC AND COMPANY INC       COM         303250104      859    17515  SH             Sole              17515
FAMILY DOLLAR STORES             COM         307000109      204     6600  SH             Sole               6600
FLEETBOSTON FINANCIAL CORP       COM         339030108      541    26290  SH             Sole              26290
FOREST LABS CL A                 COM         345838106      604    11190  SH             Sole              11190
GENERAL ELECTRIC CO              COM         369604103      451    17700  SH             Sole              17700
GILLETTE CO.                     COM         375766102      427    13792  SH             Sole              13792
HEALTH MGMT ASSOCIATES INC.-A    COM         421933102      190    13000  SH             Sole              13000
HOME DEPOT                       COM         437076102     1707    76875  SH             Sole              76875
INTEL CORP                       COM         458140100     1429    94702  SH             Sole              94702
JEFFERSON PILOT CORP             COM         475070108     3676   103275  SH             Sole             103275
JOHNSON & JOHNSON                COM         478160104     4858    86891  SH             Sole              86891
JP MORGAN CHASE & CO             COM         46625H100      414    20635  SH             Sole              20635
LILLY ELI & CO                   COM         532457108     1686    30196  SH             Sole              30196
LINCARE HOLDINGS INC             COM         532791100      184     8500  SH             Sole               8500
M&T BANK CORPORATION             COM         55261f104     1453    18720  SH             Sole              18720
MBNA CORP COM                    COM         55262l100      221    14665  SH             Sole              14665
MEDTRONIC INC.                   COM         585055106     3224    72846  SH             Sole              72846
MERCHANTILE BANKSHARE            COM         587405101     2557    81500  SH             Sole              81500
MERCK & CO INC                   COM         589331107     4835    93654  SH             Sole              93654
MICROSOFT                        COM         594918104     3443   146544  SH             Sole             146544
NOKIA CORP ADR A                 COM         654902204     1530   116980  SH             Sole             116980
NORSK HYDRO AS-SPONS ADR         COM         656531605      668    20075  SH             Sole              20075
NORTH FORK BANCORPORATION, INC   COM         659424105     1854    67790  SH             Sole              67790
NORTHERN TRUST CORP              COM         665859104     1616    57210  SH             Sole              57210
PAYCHEX INC                      COM         704326107     3527   132709  SH             Sole             132709
PEPSICO INC.                     COM         713448108     3105    79701  SH             Sole              79701
PFIZER INC                       COM         717081103     3644   124743  SH             Sole             124743
PHARMACIA CORP COM               COM         71713u102      213     4921  SH             Sole               4921
PINNACLE WEST CAPITAL            COM         723484101     1562    51405  SH             Sole              51405
SARA LEE CORPORATION             COM         803111103      200    11700  SH             Sole              11700
SBC COMMUNICATIONS INC           COM         78387g103     1538    82660  SH             Sole              82660
STRYKER CORP                     COM         863667101     2033    30290  SH             Sole              30290
SUNTRUST BANKS INC               COM         867914103     3195    63256  SH             Sole              63256
SYNOVUS FINANCIAL CORP           COM         87161C105     2857   168773  SH             Sole             168773
TOTAL SYSTEMS SERVICES INC       COM         891906109     2768   185190  SH             Sole             185190
WAL MART STORES INC              COM         931142103     4702    94870  SH             Sole              94870
SSGA S&P 500 INDEX FUND #338                 784924888     1480   105748  SH             Sole             105748
STANDARD & POORS INDEX FUND (S               78462f103      436     5145  SH             Sole               5145
REPORT SUMMARY                           58 DATA RECORDS  96485           0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED